Financial Instruments-risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments-risk management [Abstract]
Net Debt	$ 319,275	$ 291,449
Total Equity	143,021	126,840	$ 141,593	$ 200,167
Capital	$ 462,296	$ 418,289
Gearing Ratio	69.00%	70.00%